Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
Apr. 30, 2013
State loss carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	$ 1.0
Deferred tax asset related to tax carryforwards	0.1
Expiration Date	2014 to 2030
State tax credit carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	0
Deferred tax asset related to tax carryforwards	1.3
Expiration Date	2019
Foreign jurisdictional tax credit carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	0
Deferred tax asset related to tax carryforwards	0.1
Expiration Date	2015
Total tax carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	1.0
Deferred tax asset related to tax carryforwards	$ 1.5